Expense Example - Beacon Dynamic Allocation Fund	Jun. 24, 2026 USD ($)
Beacon Dynamic Allocation Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 642
Expense Example, with Redemption, 3 Years	1,089
Expense Example, with Redemption, 5 Years	1,562
Expense Example, with Redemption, 10 Years	2,863
Beacon Dynamic Allocation Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	251
Expense Example, with Redemption, 3 Years	873
Expense Example, with Redemption, 5 Years	1,519
Expense Example, with Redemption, 10 Years	3,255
Beacon Dynamic Allocation Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	151
Expense Example, with Redemption, 3 Years	571
Expense Example, with Redemption, 5 Years	1,017
Expense Example, with Redemption, 10 Years	$ 2,256